U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1. Name and address of issuer:
               AMG FUNDS
               600 Steamboat Road, Suite 300
               Greenwich, CT 06830

2. Name of each series or class of securities for which this Form is Filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

AMG TimesSquare Small Cap Growth Fund
AMG TimesSquare Mid Cap Growth Fund
AMG TimesSquare International Small Cap Fund
AMG TimesSquare Emerging Markets Small Cap Fund
AMG TimesSquare Global Small Cap Fund
AMG Managers Skyline Special Equities Fund
AMG GW&K Municipal Bond Fund
AMG GW&K Municipal Enhanced Yield Fund
AMG GW&K Small Cap Core Fund
AMG GW&K Small/Mid Cap Fund
AMG Renaissance Large Cap Growth Fund
AMG Renaissance International Equity Fund
AMG Yacktman Focused Fund
AMG Yacktman Focused Fund - Security Selection Only
AMG Yacktman Fund
AMG Yacktman Special Opportunities Fund
AMG Chicago Equity Partners Small Cap Value Fund

3. Investment Company Act File Number: 811-9521

   Securities Act File Number: 333-84639

4. (a)  Last day of fiscal year for which this Form is filed: 12/31/2018

   (b)  Check box if this Form is being filed late (i.e., more than 90
   calendar days after the end of the Issuer's fiscal year).   [     ]

   (c)  Check box if this is the last time the issuer will be filing
this form.   [     ]

5. Calculation of registration fee:

   (i) Aggregate sale price of securities sold during
   the fiscal year pursuant to section 24(f):            $ 7,397,041,391

   (ii) Aggregate price of securities
   redeemed or repurchased during the
   fiscal year:                            $ 7,996,558,274

   (iii) Aggregate price of securities
   redeemed or repurchased during any
   prior fiscal year ending no earlier
   than October 11, 1995 that were not
   previously used to reduce registration
   fees payable to the Commission:         $ 10,261,849,958

   (iv) Total available redemption credits [add
   items 5(ii) and 5(iii):                             - $ 18,258,408,232

   (v) Net sales - if item 5(i) is greater than
   Item 5(iv) [subtract Item 5(iv) from Item(i)]:        $ 0

   (vi) Redemption credits available for
   use in future years - if Item 5(i) is
   less than Item 5(iv) [subtract Item
   5(iv) from Item 5(i)]:                $(10,861,366,841)

   (vii) Multiplier for determining registration fee:    x .0001212

   (viii) Registration fee due [multiply Item 5(v) by
   Item 5(vii)]:                                         =$ 0

6. Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
   deducted here: 0.           If there is a number of shares or other
   units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: 0

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                         +$ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                         =$ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

   CIK Number designated to receive payment:

   [ ]   Wire Transfer
   [ ]   Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/Thomas G. Disbrow
        Thomas G. Disbrow
        Treasurer

Date:   March 25, 2019